Unaudited selected quarterly financial data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited selected quarterly financial data
Project revenue		$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Project income (loss)		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Net income (loss) attributable to Atlantic Power Corporation		$ (29,830,000)	$ (27,900,000)	$ 13,186,000	$ 6,136,000	$ 1,304,000	$ (438,000)	$ 1,445,000	$ (6,063,000)	$ (38,408)	$ (3,752)	$ (38,486)
Weighted average number of common shares outstanding - basic		113,088,000	68,910,000	68,573,000	67,654,000	65,388,000	60,511,000	60,481,000	60,404,000	77,466	61,706	60,632
Net income (loss) per weighted average common share - basic (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.40)	$ 0.19	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.10)	$ (0.50)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding - diluted		113,088,000	68,910,000	82,939,000	82,980,000	80,966,000	60,511,000	72,363,000	60,404,000	77,466	61,706	60,632
Net income (loss) per weighted average common share - diluted (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.40)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.10)	$ (0.50)	$ (0.06)	$ (0.63)